UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				New York, NY	  May 17, 2010
-----------------------------------     ----------------  --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  219,674 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID COM 7.5% 	       CNV	   00828UAB9 1067      1000000	PRN	 SOLE		      1000000
AGCO CORPORATION 1.25%         CNV	   001084AM4 552       500000	PRN	 SOLE		      500000
AGNICO EAGLE MINES LTD CMN     COM	   008474108 1778      31933	SH	 SOLE		      31933
AMEX MATERIALS SELECT 'SPDR    PUT	   81369Y100 11713     345300	SH  PUT	 SOLE		      345300
AOL INC. CMN		       COM	   00184X105 2277      90101	SH	 SOLE		      90101
CAMECO CORPORATION CMN	       CALL	   13321L108 1371      50000	SH  CALL SOLE		      50000
CAMECO CORPORATION CMN	       COM	   13321L108 1696      61863	SH	 SOLE		      61863
CAREER EDUCATION CORP CMN      PUT	   141665109 6094      192600	SH  PUT  SOLE		      192600
CHEESECAKE FACTORY INC         PUT	   163072101 2841      105000	SH  PUT	 SOLE		      105000
CHIPOTLE MEXICAN GRILL, INC.   PUT	   169656105 1893      16800	SH  PUT	 SOLE		      16800
CLEARWATER PAPER CORPORATION   COM	   18538R103 443       9000	SH	 SOLE		      9000
COLLECTIVE BRANDS, INC. CMN    PUT	   19421W100 1706      75000	SH  PUT	 SOLE		      75000
COMCAST CORPORATION CMN CL A   COM	   20030N200 1506      83840	SH	 SOLE		      83840
CRACKER BARREL OLD COUNTRY     PUT	   22410J106 4522      97500	SH  PUT	 SOLE		      97500
DENNY'S CORPORATION CMN	       COM	   24869P104 2122      551390	SH	 SOLE		      551390
DILLARDS INC CL-A CMN CLASS A  PUT	   254067101 1888      80000	SH  PUT	 SOLE		      80000
DINEEQUITY, INC. CMN	       PUT	   254423106 2502      63300	SH  PUT	 SOLE		      63300
DOMTAR CORPORATION CMN CLASS   COM	   257559203 4466      69346	SH	 SOLE		      69346
DOW CHEMICAL CO CMN	       PUT	   260543103 1298      43900	SH  PUT	 SOLE		      43900
ECHOSTAR CORPORATION CMN       COM	   278768106 1936      95492	SH	 SOLE		      95492
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 6100      252392	SH	 SOLE		      252392
FREEPORT-MCMORAN COPPER & GOLD PUT	   35671D857 5681      68000	SH  PUT	 SOLE		      68000
GEO GROUP INC CMN	       COM	   36159R103 1286      64928	SH	 SOLE		      64928
GLOBAL CASH ACCESS HLDGS, INC  COM	   378967103 533       65210	SH	 SOLE		      65210
HILLTOP HOLDINGS INC CMN       COM	   432748101 1076      91570	SH	 SOLE		      91570
INGLES MARKETS INC CL-A CMN    COM	   457030104 810       53918	SH	 SOLE		      53918
ISHARES RUSSELL 2000 INDEX FD  PUT	   464287655 12069     178000	SH  PUT	 SOLE		      178000
JO-ANN STORES, INC CMN	       PUT	   47758P307 252       6000	SH  PUT	 SOLE		      6000
JOHNSON CONTROLS INC CMN       PUT	   478366107 7911      239800	SH  PUT  SOLE		      239800
KAPSTONE PAPER AND PACKAGING   COM	   48562P103 2156      181616	SH	 SOLE		      181616
KINROSS GOLD CORP 1.75%        CNV	   496902AD9 6725      6700000	PRN	 SOLE		      6700000
LIMITED BRANDS, INC. CMN       PUT	   532716107 5490      223000	SH  PUT	 SOLE		      223000
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 6386      143800	SH  CALL SOLE		      143800
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 5698      128322	SH	 SOLE		      128322
MCMORAN EXPLORATION CO CONV    CNV	   582411500 1418      13252	SH	 SOLE		      13252
MITCHAM INDS INC CMN	       COM	   606501104 227       31343	SH	 SOLE		      31343
MONSANTO COMPANY CMN	       CALL	   61166W101 3457      48400	SH  CALL SOLE		      48400
MONSANTO COMPANY CMN	       COM	   61166W101 3274      45836	SH	 SOLE		      45836
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 111       144097	SH	 SOLE		      144097
NEWMONT MINING CORPORATION CMN COM	   651639106 2701      53044	SH	 SOLE		      53044
OIL SERVICE HOLDRS TRUST CMN   PUT	   678002106 4376      35700	SH  PUT	 SOLE		      35700
PETROLEO BRASILEIRO S.A. SPON  COM	   71654V101 558       14083	SH	 SOLE		      14083
RETAIL HOLDRS TRUST MUTUAL FD  PUT	   76127U101 9163      91200	SH  PUT	 SOLE		      91200
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 5038      152700	SH  PUT	 SOLE		      152700
SEACOR HOLDINGS INC. CMN       COM	   811904101 15173     188114	SH	 SOLE		      188114
SOUTHERN COPPER CORPORATION    PUT	   84265V105 1336      42200	SH  PUT  SOLE		      42200
SPDR GOLD TRUST ETF	       CALL	   78463V107 20679     189800	SH  CALL SOLE		      189800
SPDR GOLD TRUST ETF	       ETF	   78463V107 5371      49290	SH	 SOLE		      49290
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 2438      93000	SH  PUT	 SOLE		      93000
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 7434      180000	SH  PUT	 SOLE		      180000
STEWART ENTERPRISES INC CL A   COM	   860370105 1237      197973	SH	 SOLE		      197973
STEWART ENTERPRISES, INC.      CNV	   860370AK1 2651      3100000	PRN	 SOLE		      3100000
SUSSER HLDGS CORP CMN	       COM	   869233106 1023      121039	SH	 SOLE		      121039
TECK COMINCO LIMITED CMN CL B  PUT	   878742204 5550      127400	SH  PUT	 SOLE		      127400
THE MOSAIC COMPANY CMN	       COM	   61945A107 710       11668	SH	 SOLE		      11668
TITAN INTERNATIONAL INC        COM	   88830M102 6155      705038	SH	 SOLE		      705038
WELLS FARGO & CO (NEW) CMN     PUT	   949746101 3750      120500	SH  PUT	 SOLE		      120500